Aon Funds
                                                                   Annual Report
                                                                October 31, 2000

                           [LETTERHEAD OF AON FUNDS]

                                                               December 29, 2000

Dear Fellow Shareholder:

Attached are the financial statements for the fiscal year ended October 31, 2000 including management's discussion and analysis of Fund performance. Thank you for your support of Aon Funds.

Sincerely,




Michael A. Conway
President

AON FUNDS
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS


Government Securities Fund Commentary                         Pages 2 - 3

Asset Allocation Fund Commentary                              Pages 4 - 5

REIT Index Fund Commentary                                    Pages 6 - 7

Audited Financial Statements                                  Pages 8 - 46

           Report of Independent Auditors                     Page 8

           Money Market Fund
                     Statement of Assets and Liabilities      Page 9
                     Statement of Operations                  Page 10
                     Statements of Changes in Net Assets      Page 11
                     Schedule of Investments                  Pages 12 - 15
                     Financial Highlights                     Pages 16 - 17

           Government Securities Fund
                     Statement of Assets and Liabilities      Page 18
                     Statement of Operations                  Page 19
                     Statements of Changes in Net Assets      Page 20
                     Schedule of Investments                  Page 21
                     Financial Highlights                     Pages 22 - 23

           Asset Allocation Fund
                     Statement of Assets and Liabilities      Page 24
                     Statement of Operations                  Page 25
                     Statements of Changes in Net Assets      Page 26
                     Schedule of Investments                  Pages 27 - 31
                     Financial Highlights                     Pages 32 - 33

           REIT Index Fund
                     Statement of Assets and Liabilities      Page 34
                     Statement of Operations                  Page 35
                     Statements of Changes in Net Assets      Page 36
                     Schedule of Investments                  Pages 37 - 39
                     Financial Highlights                     Pages 40 - 41

           Notes to the Financial Statements                  Pages 42 - 46

AON FUNDS
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers U.S. Government Bond Index from the inception of the Fund to October 31, 2000. The illustration assumes that all dividends and distributions are reinvested.


                              [GRAPH APPEARS HERE]

Government Securities Fund
Performance of a $10,000 Investment

                                                  9/3/96     10/31/96     10/31/97      10/31/98     10/31/99     10/31/00
Government Securities Fund                       $10,000      $10,279      $11,189       $12,501      $12,188      $13,005
Lehman Brothers U.S. Government Bond Index       $10,000      $10,365      $11,262       $12,532      $12,380      $13,375


                                                                     9/3/96 to
Comparison of Returns                          1 Year    3 Years(3) 10/31/00(4)
-------------------------------------------------------------------------------
Government Securities Fund(1)                  6.70%        5.13%      30.05%
Lehman Brothers U.S. Government Bond Index(2)  8.04%        5.90%      33.75%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Lehman Brothers U.S. Government Bond Index is an unmanaged index generally considered to be representative of U.S. Government bond market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

AON FUNDS
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U. S. Treasury rates declined during the year ended October 31, 2000. Fears of an overheating economy and higher oil prices leading to rampant inflation caused rates to rise throughout 1999 and early 2000. Inflation fears gradually gave way to the realization that the Federal Reserve's cumulative 175 basis point increase in the Fed Funds rate to 6.50% was significantly slowing the growth rate of the U. S. economy.

The total return of the Fund for the year ending October 31, 2000 was 6.70%. For comparison, the Lehman Government Bond Fund Index returned 8.04%. The Fund underperformance was due to an overweighting in U. S. Government Agency issues which underperformed similar duration Treasuries and the funds relatively short duration when longer issues outperformed in the first quarter of 2000. The Fund has improved relative to the benchmark in recent months by maintaining a portfolio duration longer than the benchmark during this period of rate declines and from exposure to Agency issues which have begun to outperform Treasuries.

The sharp Treasury rate declines of 2000 suggest that economic growth is slowing further and threatening to turn negative. Fed Funds rate cuts appear necessary to prevent recession. Until an upturn in the economy becomes evident, interest rates can be expected to trend lower.


Francis P. Wren
Portfolio Manager

AON FUNDS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Fund Average from the inception of the Fund to October 31, 2000. The illustration assumes that all dividends and distributions are reinvested.

                              [GRAPH APPEARS HERE]

Asset Allocation Fund
Performance of a $10,000 Investment

                                          3/3/94  10/31/94   10/31/95  10/31/96  10/31/97  10/31/98  10/31/99  10/31/00
Asset Allocation Fund                    $10,000   $10,184    $12,926   $14,356   $19,037   $19,076   $21,920   $24,511
Lipper Flexible Portfolio Fund Average   $10,000    $9,927    $11,697   $13,425   $16,005   $17,453   $19,816   $21,667

                                                                               3/3/94 to
Comparison of Returns                       1 Year   3 Years(2)  5 Years(2)   10/31/00(3)
------------------------------------------------------------------------------------------
Asset Allocation Fund(1)                    11.82%       8.78%      13.64%      145.11%
Lipper Flexible Portfolio Fund Average(4)    9.34%      10.61%      13.11%      116.67%



(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) Average annual total return.

(3) Cumulative total return. March 3, 1994 was the inception date of the Fund.

(4) The Lipper Flexible Portfolio Fund Average is the average of the returns for the flexible portfolio funds tracked by Lipper Inc.

AON FUNDS
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The Aon Asset Allocation Fund earned a 11.82% total return compared to the average Lipper flexible portfolio fund return of 9.34% for the year ended October 31, 2000. For the year the Fund placed in the top 27% of all flexible funds tracked by Lipper.

During the fiscal year, Fund assets were allocated more to common stocks than bonds, based on strong corporate earnings and the number of attractive opportunities we felt existed in the stock market.

The equity portion of the portfolio was the primary driver of the Fund's returns this year. Those sectors which were significant contributors to performance included Technology, Healthcare, Finance, Energy, and Capital Goods. In Technology the Fund has focused on communications equipment, computer servers and storage, and those companies providing computer-related services. These areas provided attractive returns, without the volatility experienced in some other areas of Technology. The Fund strives to seek a balance in the portfolio by holding a blend of Technology investments and holdings in other segments of the economy.

Healthcare was an area of strength, as the Fund's investments in companies such as Pfizer and Cardinal Health generated strong returns. Energy was been an increasing area of focus for the Fund, as we believe energy prices will continue to benefit exploration and production firms. In Capital Goods, firms such as GE generated significant gains.

Areas where results did not meet our expectations included Communication Services, where falling revenues in some segments hurt earnings, and Media, which was impacted by a slowdown in ad spending.

The Fund holds a blend of Treasuries and corporate bonds. During the year, the Fund increased the allocation to bonds relative to stocks and increased the percentage invested in Treasury securities.

Recent signs of economic slowing have led to reduced equity valuations in many segments of the market. In this environment, the Fund has attempted to focus on those investments where the fundamentals remain solid and on those areas which may do well in a slower growth environment. The Federal Reserve's recent shift in bias towards a reduction in interest rates may help stabilize economic growth going forward.

John Lagedrost
Portfolio Manager

AON FUNDS
--------------------------------------------------------------------------------

REIT INDEX FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to October 31, 2000. The illustration assumes that all dividends and distributions are reinvested.

                              [GRAPH APPEARS HERE]

REIT Index Fund
Performance of a $10,000 Investment

                               9/3/96     10/31/96     10/31/97      10/31/98     10/31/99     10/31/00
REIT Index Fund               $10,000      $10,440      $13,862       $12,023      $11,265      $13,249
Morgan Stanley REIT Index     $10,000      $10,482      $13,991       $12,096      $11,339      $13,402

                                                                 9/3/96 to
Comparison of Returns               1 Year       3 Years(3)     10/31/00(4)
---------------------------------------------------------------------------
REIT Index Fund(1)                  17.62%          -1.49%         32.49%
Morgan Stanley REIT Index(2)        18.20%          -1.42%         34.02%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

AON FUNDS
--------------------------------------------------------------------------------

REIT INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The REIT Index Fund total return for the year ended October 31, 2000 was 17.62% compared to the Morgan Stanley REIT Index total return of 18.20%. REIT stock returns in general were positively impacted during the year by their attractive yields and defensive nature compared to the NASDAQ and broader indices.

The REIT Index Fund remains fully invested in the REIT market and continues to closely replicate the performance of the Morgan Stanley REIT Index.

Andrew T. Ward
Portfolio Manager

The Board of Trustees and Shareholders
Aon Funds --
    Money Market Fund
    Government Securities Fund
    Asset Allocation Fund
    REIT Index Fund


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund and REIT Index Fund as of October 31, 2000, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund and REIT Index Fund at October 31, 2000, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                   /s/ ERNST & YOUNG LLP

Chicago, Illinois
December 12, 2000

                                Money Market Fund
                       Statement of Assets and Liabilities
                                October 31, 2000

In thousands, except per share data

Assets
     Investments, at amortized cost which approximates fair value.............  $    1,389,185
     Receivable for fund shares sold..........................................           4,247
     Interest receivable......................................................              45
                                                                                --------------

Total Assets..................................................................       1,393,477

Liabilities
     Dividends payable........................................................           7,200
     Accrued expenses ........................................................             320
     Investment advisory fees payable.........................................             314
                                                                                --------------

Total Liabilities.............................................................           7,834
                                                                                --------------

Net Assets....................................................................  $    1,385,643
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $1,385,643 and 1,385,643
     shares issued and outstanding)...........................................  $         1.00
                                                                                ==============

              See accompanying notes to the financial statements

                                Money Market Fund
                             Statement of Operations
                       For the year ended October 31, 2000

In thousands

Investment Income
     Interest.................................................................  $       70,827
                                                                                --------------

Total Investment Income.......................................................          70,827

Expenses
     Investment advisory fees.................................................           2,801
     Fund administration fees.................................................             568
     Custodian fees...........................................................              96
     Fund accounting fees.....................................................              95
     Professional fees........................................................              89
     Trustees fees............................................................              43
     Other fees...............................................................              23
                                                                                --------------

Total Expenses................................................................           3,715
Less:  Fee Waiver.............................................................           1,664
                                                                                --------------

Net Expenses..................................................................           2,051
                                                                                --------------

Net Investment Income.........................................................  $       68,776
                                                                                ==============

              See accompanying notes to the financial statements

                                Money Market Fund
                       Statements of Changes in Net Assets

                                                                       Year           Year
In thousands                                                           ended         ended
                                                                     10/31/00       10/31/99
                                                                  -------------  -------------
Change in net assets from operations
     Net investment income......................................  $      68,776         38,831

Distributions to shareholders from:
     Net investment income......................................        (68,776)       (38,831)

Capital share transactions
     Proceeds from sale of shares...............................      8,181,724      7,682,976
     Reinvestment of distributions..............................         47,693         22,647
     Cost of shares redeemed ...................................     (7,988,616)    (7,254,448)
                                                                  -------------  -------------
     Change in net assets from capital transactions.............        240,801        451,175
                                                                  -------------  -------------

Change in net assets............................................        240,801        451,175
Net assets at beginning of period...............................      1,144,842        693,667
                                                                  -------------  -------------

Net assets at end of period.....................................  $   1,385,643      1,144,842
                                                                  =============  =============

Undistributed net investment income.............................  $           0              0
                                                                  =============  =============

              See accompanying notes to the financial statements

                                                       Money Market Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                     Principal                                                        Principal
In thousands                          Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

COMMERCIAL PAPER                                                   Chemical Manufacturing - 3.2%
Aerospace & Defense - 3.2%                                         E.I. DuPont de Nemours
International Lease Finance Corp.                                  6.500%   due  11/08/2000          $    15,000  $      14,981
6.500%     due  01/10/2001          $    15,000  $      14,811     6.460%   due  11/30/2000               30,000         29,844
6.500%     due  01/17/2001               25,000         24,652                                                    --------------
6.500%     due  02/05/2001                5,000          4,913                                                           44,825
                                                 --------------    Communications Equipment - 3.1%
                                                        44,376     Motorola Credit Co.
Asset Backed Securities - 2.5%                                     6.470%   due  11/28/2000               13,100         13,036
Asset Securitization Corp.                                         6.490%   due  12/08/2000               12,700         12,615
6.510%     due  11/01/2000               25,000         25,000     6.490%   due  12/21/2000               18,005         17,843
Corporate Asset Funding Co.                                                                                       --------------
6.490%     due  11/20/2000               10,000          9,966                                                           43,494
                                                 --------------    Computer Hardware - 3.2%
                                                        34,966     IBM
Auto & Truck - 8.1%                                                6.480%   due  11/10/2000               15,000         14,976
Ford Motor Credit                                                  6.470%   due  11/29/2000               30,000         29,849
6.520%     due  01/05/2001               25,000         24,706                                                    --------------
6.530%     due  01/16/2001               11,000         10,848                                                           44,825
6.500%     due  01/17/2001               10,000          9,861     Construction Services - 1.7%
General Motors Acceptance Corp.                                    Fluor Corporation
6.560%     due  01/09/2001               10,000          9,874     6.520%   due  11/08/2000               11,000         10,986
6.520%     due  01/19/2001                5,000          4,928     6.510%   due  11/15/2000               10,123         10,097
6.520%     due  01/29/2001               30,000         29,516     6.510%   due  11/16/2000                2,000          1,995
PACCAR Inc.                                                                                                       --------------
6.470%     due  12/28/2000                7,692          7,613                                                           23,078
6.470%     due  12/29/2000                5,000          4,948     Drugs - 3.5%
6.500%     due  01/16/2001               10,000          9,863     American Home Products
                                                 --------------    6.470%   due  11/02/2000               15,000         14,997
                                                       112,157     6.470%   due  11/06/2000               23,500         23,479
Banking/Foreign - 1.8%                                             6.480%   due  11/10/2000               10,000          9,984
Canadian Imperial Bank                                                                                            --------------
6.550%     due  01/02/2001               25,000         24,718                                                           48,460

              See accompanying notes to the financial statements
                                       12

                                                       Money Market Fund
                                                    Schedule of Investments
October 31, 2000

                                     Principal                                                        Principal
In thousands                          Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

Electrical Equipment - 3.2%                                        Food Producers - 7.6%
General Electric Capital Corp.                                     Campbell Soup Co.
6.600%     due  01/09/2001          $     5,000  $       4,937     6.500%   due  11/07/2000 $        $    10,000  $       9,989
6.500%     due  01/10/2001               10,000          9,874     6.540%   due  01/03/2001                6,000          5,931
6.520%     due  01/19/2001               10,000          9,857     6.560%   due  01/05/2001               10,000          9,882
6.510%     due  02/08/2001               20,000         19,642     H.J. Heinz Company
                                                 --------------    6.500%   due  01/30/2001               25,000         24,594
                                                        44,310     6.500%   due  02/07/2001               10,000          9,823
Finance - 16.3%                                                    Unilever N.V.
AEGON N.V.                                                         6.500%   due  11/03/2000               40,000         39,986
6.470%     due  11/13/2000               10,000          9,978     6.480%   due  11/16/2000                5,000          4,987
6.460%     due  12/05/2000               20,000         19,878                                                    --------------
American Express Company                                                                                                105,192
6.703%     due  11/01/2000               10,000         10,000     Insurance - 3.2%
6.590%     due  11/02/2000               10,000          9,998     Prudential Funding Corp.
6.480%     due  11/17/2000               10,000          9,971     6.530%   due  11/15/2000               10,000          9,975
6.490%     due  11/24/2000               20,000         19,917     6.540%   due  01/08/2001               20,000         19,753
American General Finance                                           6.520%   due  01/12/2001               15,000         14,804
6.530%     due  01/18/2001                5,000          4,929                                                    --------------
6.540%     due  01/18/2001               15,000         14,787                                                           44,532
6.520%     due  01/19/2001               15,450         15,229     Misc. Capital Goods - 2.6%
6.500%     due  01/26/2001               10,000          9,845     Illinois Tool Works, Inc.
American International Group, Inc                                  6.480%   due  11/28/2000               20,500         20,400
6.500%     due  11/16/2000               13,200         13,164     6.490%   due  12/05/2000               15,000         14,908
Associates First Capital Corp                                                                                     --------------
6.520%     due  01/09/2001               15,000         14,813                                                           35,308
6.530%     due  01/18/2001               10,000          9,859     Office Equipment - 0.9%
6.500%     due  01/26/2001               20,000         19,689     Pitney Bowes, Inc.
Household Finance Corp.                                            6.460%   due  11/22/2000               11,900         11,855
6.540%     due  01/12/2001               15,000         14,804     Personal & Household Products - 0.5%
6.500%     due  01/25/2001               30,000         29,539     Gillette Company
                                                 --------------    6.470%   due  12/12/2000                7,000          6,948
                                                       226,400

              See accompanying notes to the financial statements
                                       13

                                                       Money Market Fund
                                                    Schedule of Investments
October 31, 2000

                                     Principal                                                        Principal
In thousands                          Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

Printing & Publishing - 3.0%                                       Verizon Network Funding
Gannett Co., Inc.                                                  6.530%   due  11/06/2000          $    10,000  $       9,991
6.480%     due  11/13/2000          $    20,000  $      19,957     6.500%   due  11/07/2000                9,000          8,990
6.500%     due  11/21/2000               10,000          9,964     6.500%   due  11/09/2000               10,000          9,986
McGraw-Hill Companies, Inc.                                        6.470%   due  12/01/2000                7,000          6,962
6.470%     due  11/09/2000               12,000         11,983     6.480%   due  12/05/2000               10,000          9,939
                                                 --------------    6.520%   due  01/16/2001                5,000          4,931
                                                        41,904                                                    --------------
Regional Banks - 2.2%                                                                                                   144,916
Wells Fargo & Company                                              Tobacco - 2.7%
6.500%     due  01/03/2001               30,000         29,659     Philip Morris Companies, Inc.
                                                                   6.500%   due  11/01/2000               20,000         20,000
Retail - 1.8%                                                      6.470%   due  12/14/2000               13,091         12,990
May Department Stores                                              6.520%   due  01/31/2001                5,000          4,918
6.480%     due  11/03/2000                5,000          4,998                                                    --------------
Walmart Stores                                                                                                           37,908
6.470%     due  11/28/2000               20,000         19,903     Utilities/Electric - 10.1%
                                                 --------------    Alliant Energy Corp.
                                                        24,901     6.490%   due  11/03/2000                4,300          4,298
Telecommunication - 10.5%                                          6.490%   due  11/07/2000                8,491          8,482
AT&T Corp                                                          6.480%   due  12/08/2000                5,000          4,967
6.540%     due  01/04/2001               25,000         24,709     Baltimore Gas & Electric
6.520%     due  01/05/2001               10,000          9,882     6.500%   due  11/08/2000               10,440         10,427
6.530%     due  01/12/2001               10,000          9,870     FPL Group, Inc.
SBC Communications, Inc.                                           6.480%   due  11/06/2000                9,500          9,491
6.470%     due  11/22/2000               20,000         19,925     IPALCO Enterprises
6.500%     due  11/29/2000                1,445          1,438     6.500%   due  11/20/2000               10,675         10,638
6.480%     due  12/01/2000                5,000          4,973     6.470%   due  12/12/2000               12,000         11,912
6.500%     due  12/06/2000                3,600          3,577     6.480%   due  12/14/2000               14,000         13,892
6.510%     due  01/11/2001               20,000         19,743     Pacific Gas & Electric
                                                                   6.480%   due  11/02/2000               13,100         13,098
                                                                   6.480%   due  11/08/2000               19,900         19,875
                                                                   6.480%   due  11/09/2000               10,000          9,986
                                                                   6.480%   due  12/07/2000                7,650          7,600

              See accompanying notes to the financial statements
                                       14

                                                       Money Market Fund
                                                    Schedule of Investments
October 31, 2000

                                     Principal                                                        Principal
In thousands                          Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

Potomac Electric Power Co.                                         CERTIFICATE OF DEPOSIT
6.490%     due  11/17/2000          $    15,240  $      15,196     Banking/Domestic - 0.2%
                                                 --------------    Huntington National Bank
                                                       139,862     6.750%   due  01/03/2001          $     2,000  $       2,000
                                                 --------------
                                                                   REPURCHASE AGREEMENT - 0.2%
Total Commercial Paper - 94.9%                       1,314,594     Nesbitt Burns Repo*
                                                                   6.000%   due  11/01/2000                3,046          3,046
U.S. GOVERNMENT SECURITIES                                                                                        --------------
U.S. Government Agency - 5.0%
Federal Home Loan Bank                                             TOTAL INVESTMENTS - 100.3%                         1,389,185
6.380%     due  11/22/2000               10,000          9,963
6.440%     due  01/11/2001               25,000         24,682
                                                 --------------    Liabilities, less other assets - (0.3%)               (3,542)
                                                        34,645                                                    --------------

Federal Home Loan Mortgage Corp.                                   TOTAL NET ASSETS - 100.0%                      $   1,385,643
6.410%     due  11/07/2000               10,000          9,989                                                    ==============

6.400%     due  11/21/2000               25,000         24,911
                                                 --------------    *Collateralized by U.S. Treasury Note (5.625% due
                                                        34,900      September 30, 2001); held by custodian
                                                 --------------

Total U.S. Government Securities - 5.0%                 69,545


              See accompanying notes to the financial statements

                                Money Market Fund
                              Financial Highlights

                                                         Year          Year           Year
                                                         ended         ended         ended
Selected per share data                                10/31/00      10/31/99       10/31/98
                                                    -------------  ------------  -------------
Net asset value, beginning of period..............  $        1.00          1.00           1.00

Income from investment operations:
     Net investment income........................           0.06          0.05           0.05
     Net realized and unrealized gain.............           0.00          0.00           0.00
                                                    -------------  ------------  -------------
Total income from investment operations...........           0.06          0.05           0.05

Less distributions:
     Dividends from net investment income.........           0.06          0.05           0.05
     Distributions from net realized gain.........           0.00          0.00           0.00
                                                    -------------  ------------  -------------
Total distributions...............................           0.06          0.05           0.05
                                                    -------------  ------------  -------------
Net asset value, end of period....................  $        1.00          1.00           1.00
                                                    =============  ============  =============

Total return .....................................          6.21%         5.03%          5.54%
                                                    =============  ============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $   1,385,643     1,144,842        693,667
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..          0.18%         0.19%          0.20%
     Expenses, before waivers and reimbursements..          0.33%         0.39%          0.40%
     Net investment income, net of waivers
        and reimbursements........................          6.05%         4.93%          5.40%
     Net investment income, before waivers
        and reimbursements........................          5.90%         4.73%          5.20%

              See accompanying notes to the financial statements

                                Money Market Fund
                        Financial Highlights (continued)

                                                                       Year           Year
                                                                       ended         ended
Selected per share data                                              10/31/97       10/31/96
                                                                ---------------  -------------
Net asset value, beginning of period..........................  $          1.00           1.00

Income from investment operations:
     Net investment income....................................             0.05           0.05
     Net realized and unrealized gain.........................             0.00           0.00
                                                                ---------------  -------------
Total income from investment operations.......................             0.05           0.05

Less distributions:
     Dividends from net investment income.....................             0.05           0.05
     Distributions from net realized gain.....................             0.00           0.00
                                                                ---------------  -------------
Total distributions...........................................             0.05           0.05
                                                                ---------------  -------------

Net asset value, end of period................................  $          1.00           1.00
                                                                ===============  =============

Total return..................................................            5.44%          5.43%
                                                                ===============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)......................  $       766,356        395,104
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............            0.22%          0.23%
     Expenses, before waivers and reimbursements..............            0.40%          0.46%
     Net investment income, net of waivers and reimbursements.            5.34%          5.30%
     Net investment income, before waivers and reimbursements.            5.16%          5.07%

              See accompanying notes to the financial statements

                           Government Securities Fund
                       Statement of Assets and Liabilities
                                October 31, 2000

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $171,126)....................  $      171,330
     Interest receivable......................................................           2,553
     Receivable for fund shares sold..........................................             918
                                                                                --------------

Total Assets..................................................................         174,801

Liabilities
     Dividends payable........................................................             915
     Payable for fund shares redeemed.........................................             148
     Accrued expenses ........................................................              57
     Investment advisory fees payable.........................................              40
                                                                                --------------

Total Liabilities.............................................................           1,160
                                                                                --------------

Net Assets....................................................................  $      173,641
                                                                                ==============

Analysis of Net Assets:
     Paid in capital..........................................................  $      182,402
     Accumulated net realized loss............................................         (8,985)
     Net unrealized appreciation..............................................             204
     Undistributed net investment income......................................              20
                                                                                --------------

Net Assets....................................................................  $      173,641
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $173,641 and 17,662 shares
     issued and outstanding)..................................................  $         9.83
                                                                                ==============

              See accompanying notes to the financial statements

                           Government Securities Fund
                             Statement of Operations
                       For the year ended October 31, 2000

In thousands

Investment Income
     Interest.................................................................  $        9,142
                                                                                --------------

Total Investment Income.......................................................           9,142

Expenses
     Investment advisory fees.................................................             504
     Fund administration fees.................................................              73
     Fund accounting fees.....................................................              46
     Transfer agent fees......................................................              21
     Custodian fees...........................................................              14
     Professional fees........................................................              12
     Other fees...............................................................               5
                                                                                --------------

Total Expenses................................................................             675
Less:  Fee Waiver.............................................................             358
                                                                                --------------

Net Expenses..................................................................             317
                                                                                --------------

Net Investment Income.........................................................           8,825

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments.................................          (8,985)
     Change in net unrealized appreciation on investments.....................           9,506
                                                                                --------------

     Net realized and unrealized gain (loss)..................................             521
                                                                                --------------

Net Change in Net Assets from Operations......................................  $        9,346
                                                                                ==============

              See accompanying notes to the financial statements

                           Government Securities Fund
                       Statements of Changes in Net Assets

                                                                       Year           Year
                                                                       ended         ended
In thousands                                                         10/31/00       10/31/99
                                                                  -------------  -------------
Change in net assets from operations
     Net investment income......................................  $       8,825          8,721
     Net realized gain (loss) ..................................         (8,985)         1,649
     Change in net unrealized appreciation......................          9,506        (14,607)
                                                                  -------------  -------------
     Change in net assets from operations.......................          9,346         (4,237)

Distributions to shareholders from:
     Net investment income......................................         (8,860)        (8,695)
     Net realized gain..........................................         (1,649)        (5,263)
                                                                  -------------  -------------
     Total distributions........................................        (10,509)       (13,958)

Capital share transactions
     Proceeds from sale of shares...............................         42,629         17,389
     Reinvestment of distributions..............................         10,508         13,958
     Cost of shares redeemed....................................        (33,337)       (14,460)
                                                                  -------------  -------------
     Change in net assets from capital transactions.............         19,800         16,887
                                                                  -------------  -------------

Change in net assets............................................         18,637         (1,308)
Net assets at beginning of period...............................        155,004        156,312
                                                                  -------------  -------------

Net assets at end of period.....................................  $     173,641        155,004
                                                                  =============        =======

Undistributed net investment income.............................  $          20             55
                                                                  =============        =======

              See accompanying notes to the financial statements

                                                  Government Securities Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                     Principal                                                        Principal
In thousands                          Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

U.S. GOVERNMENT SECURITIES                                         U.S. Department of HUD
U.S. Government Agency - 70.0%                                     7.001%   due  08/01/2001          $     5,000  $       5,013
A.I.D. Israel                                                                                                     --------------
5.890%     due  08/15/2005          $     6,500  $       6,358
6.600%     due  02/15/2008               18,000         18,065     Total U.S. Government Agency                         121,442
                                                 --------------
                                                        24,423
Federal Home Loan Bank                                             U.S. Government Obligations - 28.7%
6.370%     due  11/01/2000                9,000          9,000     U.S. Treasury Bond
Federal Home Loan Mortgage Corp.                                   5.250%   due  02/15/2029               20,000         18,226
6.360%     due  11/17/2000               18,000         17,949     6.250%   due  05/15/2030               10,000         10,652
6.420%     due  12/12/2000                3,650          3,623     U.S. Treasury Note
6.750%     due  03/15/2031               10,000         10,018     6.875%   due  05/15/2006               20,000         20,965
                                                 --------------                                                   --------------
                                                        31,590
Federal National Mortgage Association                              Total U.S. Government Obligations                     49,843
6.430%     due  01/11/2001                1,500          1,481                                                    --------------
5.750%     due  02/15/2008               20,000         19,026
                                                 --------------    Total U.S. Government Securities - 98.7%             171,285
                                                        20,507     (cost - $171,081)
Financial Assistance Corp
9.375%     due  07/21/2003                6,830          7,321     DEMAND NOTE
8.800%     due  06/10/2005               14,500         15,784     Utilities/Electric - 0.0%
                                                 --------------    Wisconsin Electric Demand Note
                                                        23,105     6.215%   due  11/01/2000
                                                                   (cost - $45)                               45             45
Private Export Funding Corp.                                                                                      --------------
6.310%     due  09/30/2004                6,000          5,953
                                                                   TOTAL INVESTMENTS - 98.7%
Small Business Administration                                      (cost - $171,126)                                    171,330
7.500%     due  07/25/2013                1,851          1,851
                                                                   Other assets, less liabilities 1.3%                    2,311
                                                                                                                  --------------

                                                                   TOTAL NET ASSETS - 100.0%                      $     173,641
                                                                                                                 ==============

              See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights

                                                         Year          Year           Year
                                                         ended         ended         ended
Selected per share data                                10/31/00      10/31/99       10/31/98
                                                    -------------  ------------  -------------
Net asset value, beginning of period..............  $        9.91         11.09          10.49

Income (loss) from investment operations:
     Net investment income........................           0.59          0.56           0.59
     Net realized and unrealized gain (loss)......           0.03         (0.82)          0.60
                                                    -------------  ------------  -------------
Total income (loss) from investment operations....           0.62         (0.26)          1.19

Less distributions:
     Dividends from net investment income.........           0.59          0.56           0.59
     Distributions from net realized gain.........           0.11          0.36           0.00
                                                    -------------  ------------  -------------
Total distributions...............................           0.70          0.92           0.59
                                                    -------------  ------------  -------------

Net asset value, end of period....................  $        9.83          9.91          11.09
                                                    =============  ============  =============

Total return .....................................          6.70%        (2.50%)        11.72%
                                                    =============  ============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $     173,641       155,004        156,312
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..          0.22%         0.22%          0.23%
     Expenses, before waivers and reimbursements..          0.46%         0.55%          0.57%
     Net investment income, net of waivers
          and reimbursements......................          6.05%         5.38%          5.54%
     Net investment income, before waivers
          and reimbursements......................          5.81%         5.05%          5.20%
Portfolio turnover rate...........................           163%           77%           219%


              See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)

                                                                       Year         09/03/96
                                                                       ended        through
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------  -------------
Net asset value, beginning of period............................  $       10.21          10.00

Income from investment operations:
     Net investment income......................................           0.59           0.07
     Net realized and unrealized gain...........................           0.28           0.21
                                                                  -------------  -------------
Total income from investment operations.........................           0.87           0.28

Less distributions:
     Dividends from net investment income.......................           0.59           0.07
     Distributions from net realized gain.......................           0.00           0.00
                                                                  -------------  -------------
Total distributions.............................................           0.59           0.07
                                                                  -------------  -------------

Net asset value, end of period..................................  $       10.49          10.21
                                                                  =============  =============

Total return ...................................................          8.86%        2.79%**
                                                                  =============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $     104,385         40,505
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................          0.46%         0.89%*
     Expenses, before waivers and reimbursements................          0.65%         0.89%*
     Net investment income, net of waivers and reimbursements...          5.92%         5.59%*
     Net investment income, before waivers and reimbursements...          5.73%         5.59%*
Portfolio turnover rate.........................................           136%             4%

----------------------------------------------------------------------------------------------

* Annualized
** Not annualized

              See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statement of Assets and Liabilities
                                October 31, 2000

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $155,084)....................  $      186,325
     Interest receivable......................................................             794
     Receivable for fund shares sold..........................................             288
     Dividends receivable.....................................................              14
                                                                                --------------

Total Assets..................................................................         187,421

Liabilities
     Payable for securities purchased.........................................             213
     Payable for fund shares redeemed.........................................             123
     Investment advisory fees payable.........................................             119
     Accrued expenses ........................................................              65
                                                                                --------------

Total Liabilities.............................................................             520
                                                                                --------------

Net Assets....................................................................  $      186,901
                                                                                ==============

Analysis of Net Assets
     Paid in capital..........................................................  $      139,716
     Accumulated net realized gain ...........................................          15,589
     Net unrealized appreciation..............................................          31,241
     Undistributed net investment income......................................             355
                                                                                --------------

Net Assets....................................................................  $      186,901
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $186,901 and 10,966 shares
     issued and outstanding)....................................................$        17.04
                                                                                ==============

              See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Statement of Operations
                       For the year ended October 31, 2000

In thousands

Investment Income
     Interest.................................................................  $        3,822
     Dividends................................................................           1,033
                                                                                --------------

Total Investment Income.......................................................           4,855

Expenses
     Investment advisory fees.................................................           1,041
     Fund administration fees.................................................              94
     Fund accounting fees.....................................................              47
     Transfer agent fees......................................................              24
     Custodian fees...........................................................              19
     Professional fees........................................................              15
     Trustees fees............................................................               7
     Registration fees........................................................               7
     Other fees...............................................................               1
                                                                                --------------

Total Expenses................................................................           1,255
Less:  Fee Waiver.............................................................             570
                                                                                --------------

Net Expenses..................................................................             685
                                                                                --------------

Net Investment Income.........................................................           4,170

Net Realized and Unrealized Gain
     Net realized gain on sale of investments.................................          15,799
     Net realized gain on written options.....................................             236
     Change in net unrealized appreciation on investments.....................             277
                                                                                --------------

     Net realized and unrealized gain ........................................          16,312
                                                                                --------------

Net Increase in Net Assets from Operations....................................  $       20,482
                                                                                ==============

              See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statements of Changes in Net Assets

                                                                       Year           Year
In thousands                                                           ended         ended
                                                                     10/31/00       10/31/99
                                                                  -------------  -------------
Change in net assets from operations
     Net investment income......................................  $       4,170          4,108
     Net realized gain .........................................         16,035         23,175
     Change in net unrealized appreciation......................            277            414
                                                                  -------------  -------------
     Change in net assets from operations.......................         20,482         27,697

Distributions to shareholders from:
     Net investment income......................................         (4,112)        (4,660)
     Net realized gain..........................................        (21,997)             0
                                                                  -------------  -------------
     Total distributions........................................        (26,109)        (4,660)

Capital share transactions
     Proceeds from sale of shares...............................         78,568         13,415
     Reinvestment of distributions..............................         26,083          4,659
     Cost of shares redeemed ...................................        (76,552)       (86,312)
                                                                  -------------  -------------
     Change in net assets from capital transactions.............         28,099        (68,238)
                                                                  -------------  -------------

Change in net assets............................................         22,472        (45,201)
Net assets at beginning of period...............................        164,429        209,630
                                                                  -------------  -------------

Net assets at end of period.....................................  $     186,901        164,429
                                                                  =============  =============

Undistributed net investment income.............................  $         355            297
                                                                  =============  =============

              See accompanying notes to the financial statements

                                                     Asset Allocation Fund
                                                    Schedule of Investments
                                                       October 31, 2000

In thousands, except shares            Shares        Value                                              Shares        Value
                                    ------------ --------------                                      ------------ --------------
COMMON STOCKS                                                      Common Stocks - Consumer Cyclical
Common Stocks - Basic Materials                                    Auto Parts - 0.1%
Container - 0.3%                                                   Gentex Corporation*                    10,000  $         247
Ivex Packaging Corp.*                    63,900  $         627
                                                                   Leisure Time - 1.0%
Electrical Equipment - 3.9%                                        Carnival Corporation                   30,000            744
Emerson Electric Co.                     25,000          1,836     Six Flags, Inc.*                       70,000          1,094
General Electric                         98,136          5,379                                                    --------------
                                                 --------------                                                           1,838
                                                         7,215
Environmental - 1.3%                                               Printing & Publishing - 1.1%
Allied Waste Industries, Inc.*          115,018          1,064     Scholastic Corp.*                      25,000          2,000
Newpark Resources, Inc.*                150,684          1,356
                                                 --------------    Rental & Leasing - 0.1%
                                                         2,420     United Rentals, Inc.*                  10,000            215
Manufacturing - Diversified - 1.8%
Tyco International Ltd                   32,000          1,814     Retail Specialty - 2.4%
United Technologies Corp.                23,042          1,609     Home Depot                             44,661          1,920
                                                 --------------
                                                         3,423     Insight Enterprises, Inc.*             22,500            731
Paper & Forest Products - 0.3%                                     RadioShack Corporation                 30,000          1,789
Fibermark, Inc.*                         60,000            484                                                    --------------
                                                 --------------                                                           4,440
                                                                                                                  --------------
Total Common Stocks - Basic                                        Total Common Stocks - Consumer
Materials - 7.6%                                        14,169     Cyclical - 4.7%                                        8,740

Common Stocks - Communication Services                             Common Stocks - Consumer Staples
Long Distance - 0.8%                                               Beverages - 2.2%
MCI Worldcom, Inc.*                      60,000          1,425     Anheuser-Busch Co.                     90,000          4,118

Telephone - 1.7%                                                   Drug Stores - 1.1%
Alltel Corp.                             50,000          3,222     CVS Corporation                        40,000          2,117
                                                 --------------
                                                                   Entertainment - 1.1%
Total Common Stocks - Communication                                Cinar Corporation*                     40,000            125
Services - 2.5%                                          4,647     Viacom, Inc. A*                        23,824          1,364

              See accompanying notes to the financial statements
                                       27

                                                     Asset Allocation Fund
                                                    Schedule of Investments
                                                       October 31, 2000

In thousands, except shares            Shares        Value                                              Shares        Value
                                    ------------ --------------                                      ------------ --------------

Viacom, Inc. B*                           8,980  $         511     Exxon Mobil Corporation                36,403  $       3,247
                                                 --------------                                                   --------------
                                                         2,000                                                            5,924
Food Retailers - 1.1%                                              Oil & Gas Service - 0.5%
Kroger Company*                          94,368          2,129     Petroleum Geo Services ADR*            65,000            890
                                                                                                                  --------------
Media - TV/Radio/Cable - 4.8%
AT&T - Liberty Media-A*                 110,000          1,980
Canwest Global Comm Corp.                66,166            831     Total Common Stocks - Energy - 7.4%                   13,768
Clear Channel Comms.*                    45,393          2,726
Time Warner, Inc.                        28,554          2,168     Common Stocks - Finance
Young Broadcasting Corp.*                49,500          1,228     Banks - 1.0%
                                                 --------------    State Street Corp.                     15,000          1,871
                                                         8,933
Personal & Household Products - 0.3%                               Financial Services - 3.2%
Westpoint Stevens, Inc.                  70,000            503     Associates First Capital               41,516          1,541
                                                 --------------
                                                                   Citigroup, Inc.                        28,666          1,509
Total Common Stocks -                                              Fannie Mae                             30,000          2,310
 Consumer Staples - 10.6%                               19,800     Stilwell Financial, Inc.               15,000            672
                                                                                                                  --------------
Common Stocks - Energy                                                                                                    6,032
Coal, Gas & Pipe - 0.4%                                                                                           --------------
Talisman Energy, Inc.*                   25,000            777
                                                                   Total Common Stocks - Finance - 4.2%                   7,903
Exploration/Drilling - 1.7%
Kerr-McGee Corporation                   27,500          1,796     Common Stocks - Health Care
Rio Alto Exploration Limited*            80,000          1,357     Drugs - 6.5%
                                                 --------------    Cardinal Health, Inc.                  25,000          2,369
                                                         3,153     Eli Lilly & Co.                        25,000          2,234
Oil & Gas Domestic - 1.6%
Devon Energy Corporation                 60,000          3,024     Pfizer, Inc.                           67,500          2,915
                                                                   Schering-Plough Corp.                  63,808          3,298
Oil & Gas International - 3.2%                                     Watson Pharmaceuticals, Inc.*          20,000          1,251
BP Amoco p.l.c.                          41,000          2,088                                                    --------------
Canadian Natural Res. Ltd*               20,000            589                                                           12,067
                                                                   Medical Products & Supplies - 1.3%
                                                                   Johnson & Johnson Co.                  27,016          2,489


              See accompanying notes to the financial statements
                                       28

                                                     Asset Allocation Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                                                                                      Principal
                                                                                                       Amount
In thousands, except shares            Shares        Value                                            or Shares       Value
                                    ------------ --------------                                      ------------ --------------

Medical Services - 0.6%                                            Semiconductors - 1.5%
Tenet Healthcare Corp.*                  30,000  $       1,179     Intel Corp.                            40,000  $       1,800
                                                 --------------    Texas Instruments                      20,000            981
                                                                                                                  --------------
                                                                                                                          2,781
Total Common Stocks -                                                                                             --------------
Health Care - 8.4%                                      15,735     Total Common Stocks -
                                                                   Technology - 16.8%                                    31,387
Common Stocks - Technology
Communication Equipment - 6.9%                                     Common Stocks - Utilities - 0.8%
ADC Telecommunications*                  57,260          1,224     Natural Gas
Com21, Inc.*                             30,000            324     Coastal Corp.                          20,000          1,509
Corning Incorporated                     37,000          2,831                                                    --------------
L-3 Communications Hldgs*                29,200          1,925
Nokia Corp.                              54,000          2,308     Total Common Stocks - 63.0%
Powerwave Technologies, Inc.*            20,000            963     (cost - $86,066)                                     117,658
Tellabs, Inc.*                           56,500          2,821
Tut Systems, Inc.*                       15,000            499     U.S. GOVERNMENT SECURITIES
                                                 --------------    U.S. Government Agency - 5.3%
                                                        12,895
Computer Related - 3.4%                                            Federal Home Loan Mortgage Corp.
Comverse Technology*                     15,000          1,676     6.400%   due  11/21/2000          $     5,000          4,982
Dell Computer Corporation*               30,000            885     6.370%   due  12/05/2000                5,000          4,970
EMC Corp Mass., Inc.*                    20,112          1,791                                                    --------------
Sun Microsystems*                        18,496          2,051
                                                 --------------    Total U.S. Government Agency                           9,952
                                                         6,403
Computer Software/Services - 5.0%                                  U.S. Government Obligations - 11.9%
CSG Systems Intl, Inc.*                  20,000            929     U.S. Treasury Notes
Citrix Systems, Inc.*                    29,000            642     6.500%   due  08/31/2001                1,727          1,729
Concord EFS, Inc.*                       40,000          1,653     6.125%   due  08/31/2002                5,000          5,012
First Data                               27,677          1,387     6.750%   due  05/15/2005               10,000         10,367
Microsoft Corp.*                         30,000          2,066     5.750%   due  08/15/2010                5,000          4,995
Sungard Data Systems, Inc.*              40,000          2,045                                                    --------------
Symantec Corporation*                    15,000            586     Total U.S. Government Obligations                     22,103
                                                 --------------                                                   --------------
                                                         9,308
                                                                   Total U.S. Government Securities -17.2%               32,055
                                                                   (cost - $31,971)

              See accompanying notes to the financial statements
                                       29

                                                     Asset Allocation Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                     Principal                                                        Principal
In thousands, except shares           Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

CORPORATE BONDS                                                    Exploration/Drilling - 0.8%
Aerospace & Defense - 1.0%                                         Kerr-McGee Corporation
Boeing Capital Corp.                                               5.250%   due  02/15/2010          $     1,150  $       1,409
5.960%     due  05/25/2004          $     2,000  $       1,942
                                                                   Financial Services - 1.1%
Agricultural & Industrial Equipment - 0.5%                         USAA Capital Corp.
Case Corp.                                                         7.540%   due  03/30/2005                2,000          2,037
6.750%     due  10/21/2007                1,000            860
                                                                   Food , Beverage & Tobacco - 1.5%
Auto & Truck - 2.3%                                                Nabisco, Inc.
Chrysler Finance Corp.                                             6.125%   due  02/01/2033                3,000          2,869
6.950%     due  03/25/2002                1,000          1,002
Ford Motor Credit Corp                                             Food Retailers - 0.5%
7.500%     due  06/15/2003                2,000          2,011     Kroger Company
General Motors Acceptance Corp.                                    7.650%   due  04/15/2007                1,000            995
5.875%     due  01/22/2003                1,300          1,270
                                                 --------------    Health Care - 0.4%
                                                         4,283     Omega Healthcare Investors
Bank and Bank Holding Company -1.1%                                6.950%   due  08/01/2007                1,000            749
Northern Trust Company
7.500%     due  02/11/2005                2,000          2,034     Metal & Mineral - 0.5%
                                                                   Southdown, Inc.
Communications & Media - 0.4%                                      10.000%  due  03/01/2006                  788            833
Tribune Company
6.875%     due  11/01/2006                  800            785     Oil & Gas International - 1.5%
                                                                   Devon Energy Corporation
Entertainment & Leisure - 0.6%                                     4.950%   due  08/15/2008                2,000          1,877
Brunswick Corp.                                                    Enron Corp
6.750%     due  12/15/2006                  300            289     6.625%   due  11/15/2005                1,000            977
Royal Caribbean                                                                                                   --------------
7.000%     due  10/15/2007                1,000            888                                                            2,854
                                                 --------------
                                                         1,177

              See accompanying notes to the financial statements
                                       30

                                                     Asset Allocation Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                     Principal                                                        Principal
In thousands, except shares           Amount         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

Waste Management Services - 0.5%                                   DEMAND NOTE
Waste Management, Inc.                                             Utility/Electric - 0.0%
6.625%     due  07/15/2002          $     1,000  $         969     Wisconsin Electric
                                                 --------------    6.215%   due  11/01/2000
                                                                   (cost - $41)                      $        41  $          41
Total Corporate Bonds - 12.7%                                                                                     --------------
(cost - $24,231)                                        23,796
                                                                   TOTAL INVESTMENTS - 99.7%
COMMERCIAL PAPER                                                   (cost - $155,084)                                    186,325
Personal & Household Products - 0.2%
Gillette Company                                                   Other assets, less liabilities - 0.3%                    576
6.540%     due  11/01/2000                  325            325                                                    --------------

                                                                   TOTAL NET ASSETS - 100.0%                      $     186,901
Retail - 3.2%                                                                                                     ==============
May Department Stores
6.480%     due  11/03/2000                6,000          5,998     * Non-income producing security

Utilities/Electric - 3.4%
IPALCO Enterprises
6.470%     due  12/12/2000                6,500          6,452
                                                 --------------

Total Commercial Paper - 6.8%
(cost - $12,775)                                        12,775


              See accompanying notes to the financial statements

                              Asset Allocation Fund
                              Financial Highlights

                                                         Year          Year           Year
                                                         ended         ended         ended
Selected per share data                                10/31/00      10/31/99       10/31/98
                                                    -------------  ------------   ------------
Net asset value, beginning of period..............  $       17.62         15.72          16.60

Income from investment operations:
     Net investment income........................           0.38          0.40           0.39
     Net realized and unrealized gain (loss) .....           1.61          1.93          (0.32)
                                                    -------------  ------------   ------------
Total income from investment operations...........           1.99          2.33           0.07

Less distributions:
     Dividends from net investment income.........           0.38          0.43           0.35
     Distributions from net realized gain.........           2.19          0.00           0.60
                                                    -------------  ------------   ------------
Total distributions...............................           2.57          0.43           0.95
                                                    -------------  ------------   ------------

Net asset value, end of period....................  $       17.04         17.62          15.72
                                                    =============  ============   ============


Total return......................................         11.82%        14.91%          0.21%
                                                    =============  ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $     186,901       164,429        209,630
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..          0.36%         0.36%          0.36%
     Expenses, before waivers and reimbursements..          0.66%         0.76%          0.76%
     Net investment income, net of waivers
        and reimbursements........................          2.21%         2.14%          2.33%
     Net investment income, before waivers
        and reimbursements........................          1.91%         1.74%          1.93%
Portfolio turnover rate...........................            63%           46%            64%


              See accompanying notes to the financial statements

                              Asset Allocation Fund
                        Financial Highlights (continued)

                                                                       Year           Year
                                                                       ended         ended
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------  -------------
Net asset value, beginning of period............................  $       12.75          12.04

Income from investment operations:
     Net investment income......................................           0.27           0.31
     Net realized and unrealized gain...........................           3.85           1.01
                                                                  -------------  -------------
Total income from investment operations.........................           4.12           1.32

Less distributions:
     Dividends from net investment income.......................           0.24           0.31
     Distributions from net realized gain.......................           0.03           0.30
                                                                  -------------  -------------
Total distributions.............................................           0.27           0.61
                                                                  -------------  -------------

Net asset value, end of period..................................  $       16.60          12.75
                                                                  =============  =============

Total return....................................................         32.61%         11.06%
                                                                  =============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $     164,885         88,280
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................          0.56%          0.87%
     Expenses, before waivers and reimbursements................          0.78%          0.87%
     Net investment income, net of waivers and reimbursements...          1.90%          2.48%
     Net investment income, before waivers and reimbursements...          1.68%          2.48%
Portfolio turnover rate.........................................            64%           120%

              See accompanying notes to the financial statements

                                 REIT Index Fund
                       Statement of Assets and Liabilities
                                October 31, 2000

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $24,371).....................  $       26,776
     Dividends receivable.....................................................              56
     Receivable for fund shares sold..........................................              31
                                                                                --------------
Total Assets..................................................................          26,863

Liabilities
     Payable for fund shares redeemed.........................................              38
     Accrued expenses ........................................................              27
     Investment advisory fees payable.........................................               7
                                                                                --------------

Total Liabilities.............................................................              72
                                                                                --------------

Net Assets....................................................................  $       26,791
                                                                                ==============

Analysis of Net Assets
     Paid in capital..........................................................  $       29,345
     Accumulated net realized loss............................................          (6,287
     Net unrealized appreciation..............................................           2,405
     Undistributed net investment income......................................           1,328
                                                                                --------------

Net Assets....................................................................  $       26,791
                                                                                ==============

Net Asset Value Per Share  (based on net assets of $26,791 and 2,532 shares
     issued and outstanding)..................................................  $        10.58
                                                                                ==============

              See accompanying notes to the financial statements

                                 REIT Index Fund
                             Statement of Operations
                       For the year ended October 31, 2000

In thousands

Investment Income
     Dividends................................................................  $        1,604
     Interest.................................................................              32
                                                                                --------------

Total Investment Income.......................................................           1,636

Expenses
     Investment advisory fees.................................................             114
     Fund accounting fees.....................................................              31
     Transfer agent fees......................................................              21
     Fund administration fees.................................................              12
     Custodian fees...........................................................               9
     Registration fees........................................................               7
     Professional fees........................................................               2
     Trustees fees............................................................               1
     Other fees...............................................................               1
                                                                                --------------

Total Expenses................................................................             198
Less:  Fee Waiver.............................................................              90
                                                                                --------------

Net Expenses..................................................................             108
                                                                                --------------

Net Investment Income.........................................................           1,528

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments.................................            (309)
     Change in net unrealized appreciation on investments.....................           2,368
                                                                                --------------

     Net realized and unrealized gain (loss)..................................           2,059
                                                                                --------------

Net Increase in Net Assets from Operations....................................  $        3,587
                                                                                ==============

              See accompanying notes to the financial statements

                                 REIT Index Fund
                       Statements of Changes in Net Assets

                                                                       Year           Year
                                                                       ended         ended
In thousands                                                         10/31/00       10/31/99
                                                                  -------------  -------------
Change in net assets from operations
     Net investment income......................................  $       1,528          2,870
     Net realized loss .........................................           (309)        (5,565)
     Change in net unrealized appreciation......................          2,368            642
                                                                  -------------  -------------
     Change in net assets from operations.......................          3,587         (2,053)

Distributions to shareholders from:
     Net investment income......................................         (2,523)        (3,441)
     Net realized gain..........................................              0              0
                                                                  -------------  -------------
     Total distributions........................................         (2,523)        (3,441)

Capital share transactions
     Proceeds from sale of shares...............................         11,778         11,301
     Reinvestment of distributions..............................          2,523          3,441
     Cost of shares redeemed....................................        (12,261)       (46,551)
                                                                  -------------  -------------
     Change in net assets from capital transactions.............          2,040        (31,809)
                                                                  -------------  -------------

Change in net assets............................................          3,104        (37,303)
Net assets at beginning of period...............................         23,687         60,990
                                                                  -------------  -------------

Net assets at end of period.....................................  $      26,791         23,687
                                                                  =============  =============

Undistributed net investment income.............................  $       1,328          2,323
                                                                  =============  =============

              See accompanying notes to the financial statements

                                                        REIT Index Fund
                                                    Schedule of Investments
                                                       October 31, 2000

In thousands, except shares           Shares         Value                                             Shares         Value
                                    ------------ --------------                                      ------------ --------------
COMMON STOCKS -                                                    Washington REIT                         8,070  $         161
REAL ESTATE INVESTMENT TRUSTS (REITS)                                                                             --------------
Apartments - 21.4%                                                                                                        1,728
AMLI Residential Properties               3,845  $          89     Hotel - 6.0%
Apartment Invest & Mgmt Co.              15,513            709     Boykin Lodging Co.                      3,800             34
Archstone Communities Trust              27,330            644     Equity Inns, Inc.                       8,225             51
Associated Estates Realty                 4,370             35     Felcor Lodging Trust, Inc.             12,290            270
Avalon Bay Communities                   14,962            687     Hospitality Properties Trust           12,665            273
BRE Properties                           10,180            322     Host Marriott Corp.                    49,200            523
Camden Property Trust                     8,594            246     Innkeepers USA Trust                    7,850             80
Cornerstone Realty Income                 8,000             84     Jameson Inns, Inc.                      2,555             18
Equity Residential Properties            29,363          1,382     LaSalle Hotel Properties                3,800             55
Essex Property Trust, Inc.                4,105            213     Meristar Hospitality Corp              10,283            197
Gables Residential Trust                  5,175            132     RFS Hotel Investors, Inc.               5,525             71
Home Properties of New York               4,700            128     Winston Hotels                          3,735             28
Mid-America Apt. Community                3,995             88                                                    --------------
Post Properties, Inc.                     8,895            311                                                            1,600
Smith, Charles E. Residential             4,795            211     Manufactured Homes - 1.6%
Summit Properties, Inc.                   5,915            142     Chateau Properties, Inc.                6,390            180
Town & Country Trust                      3,535             65     Manufact. Home Community                4,915            122
United Dominion Realty Trust             23,185            243     Sun Communities, Inc.                   3,935            120
                                                 --------------                                                   --------------
                                                         5,731                                                              422
Diversified - 6.4%                                                 Miscellaneous - 0.9%
Boston Properties, Inc.                  15,400            624     Entertainment Properties Trust          3,300             36
Colonial Properties Trust                 4,610            113     Pinnacle Holdings Inc.*                10,800            170
Eastgroup Properties                      3,495             71     US Restaurant Properties                3,400             35
Glenborough Realty Trust, Inc.            6,395            103                                                    --------------
Investors Real Estate Trust               5,100             41                                                              241
Pacific Gulf Properties                   4,720            125     Office Property - 29.2%
Penn Real Estate Invest Trust             3,055             53     Alexandria Real Estate Equities         3,200            108
Prime Group Realty Trust                  3,500             52     Arden Realty Group, Inc.               14,200            341
Rouse Co.                                15,600            385     Brandywine Realty Trust                 8,155            156
                                                                   Carramerica Realty Corp.               14,815            438
                                                                   Corporate Office Properties             4,200             41
                                                                   Cousins Properties, Inc.               10,910            284

              See accompanying notes to the financial statements
                                       37

                                                        REIT Index Fund
                                                    Schedule of Investments
                                                       October 31, 2000

In thousands, except shares           Shares         Value                                             Shares         Value
                                    ------------ --------------                                      ------------ --------------

Crescent Real Estate                     24,515  $         493     Urban Shopping Centers, Inc.            4,010  $         192
Duke-Weeks Realty Corp.                  28,423            673                                                    --------------
Equity Office Properties                 67,689          2,039                                                            1,928
Great Lakes REIT, Inc.                    3,700             63     Shopping Center - 13.7%
HRPT Properties Trust                    29,500            190     AMB Property Corp                      18,800            442
Highwoods Properties, Inc.               13,120            284     Burnham Pacific Properties              7,310             40
Kilroy Realty Corp.                       5,900            154     Center Trust, Inc.                      6,030             35
Koger Equity, Inc.                        6,000             96     Developers Diversified                 12,300            147
Liberty Property Trust                   15,185            401     Equity One, Inc.                        2,700             25
Mack-Cali Realty Corp.                   13,195            358     Federal Realty Inv. Trust               8,860            171
Mission West Properties                   3,800             51     First Washington Realty Trust           2,300             58
PSB Business Parks, Inc.                  5,200            136     Glimcher Realty Trust                   5,350             70
Parkway Properties, Inc.                  2,200             63     IRT Property Co.                        7,080             58
Prentiss Properties Trust                 8,200            208     JDN Realty Corp.                        7,305             80
Reckson Assoc Realty Corp.               12,370            280     Kimco Realty Corp.                     14,050            566
SL Green Realty Corp.                     5,500            147     Kramont Realty Trust                    4,230             38
Spieker Properties, Inc.                 14,650            811     Mid Atlantic Realty Trust               3,100             35
                                                 --------------    New Plan Excel Realty Trust            19,622            242
                                                         7,815     Pan Pacific Retail Properties           4,800             98
Outlet Centers - 0.9%                                              Phillips International Realty           1,600             27
Chelsea GCA Realty, Inc.                  3,595            116     Regency Realty Corp.                   12,805            288
Mills Corp.                               5,445             93     Saul Centers, Inc.                      3,095             47
Tanger Factory Outlet Center              1,800             38     Vornado Realty Trust                   19,378            675
                                                 --------------    Weingarten Realty Investment            5,965            250
                                                           247     Western Properties Trust                3,845             49
Regional Mall - 7.2%                                               Westfield America, Inc.                16,400            230
CBL & Associates Properties               5,625            130                                                    --------------
Crown American Realty                     5,865             33                                                            3,671
General Growth Industries                11,605            342     Storage - 3.9%
JP Realty, Inc.                           3,610             58     Public Storage, Inc.                   29,398            661
Lexington Corp. Properties                3,845             43     Shurgard Storage Centers                6,665            151
Macerich Co.                              7,675            151     Sovran Self Storage, Inc.               2,720             51
Simon Property Group, Inc.               38,095            850     Storage USA                             6,065            169
Taubman Centers, Inc.                    11,780            129                                                    --------------
                                                                                                                          1,032
              See accompanying notes to the financial statements
                                       38

                                                        REIT Index Fund
                                                    Schedule of Investments
                                                       October 31, 2000

                                                                                                      Principal
In thousands, except shares           Shares         Value                                             Amount         Value
                                    ------------ --------------                                      ------------ --------------

Triple Net Lease - 2.3%                                            U.S. GOVERNMENT SECURITIES
Capital Automotive Reit                   4,600  $          59     U.S. Government Agency - 0.4%
Captec Net Lease Realty, Inc.             2,100             22     Federal National Mortgage Association
Commercial Net Lease Realty               6,815             69     6.450%   due  11/22/2000          $       108  $         108
Franchise Finance Corp.                  12,660            257     (cost - $108)
Golf Trust of America                     1,800             20
National Golf Properties                  2,995             60     DEMAND NOTE
Realty Income Corp.                       6,050            139     Utility/Electric - 0.4%
                                                 --------------
                                                           626     Wisconsin Electric
Warehouse / Industrial - 5.6%                                      6.215%   due  11/01/2000
Bedford Property Investors                4,120             81     (cost - $120)                             120            120
Cabot Industrial Trust                    9,100            172                                                    --------------
Centerpoint Properties Corp.              4,685            208
First Industrial Realty Trust             8,805            272     TOTAL INVESTMENTS - 99.9%                             26,776
Prologis Trust                           36,774            772     (cost - $24,371)
                                                 --------------
                                                         1,505
                                                 --------------
Total Common Stocks - Real Estate                                  Other assets, less liabilities - 0.1%                     15
Investment Trusts (Reits) - 99.1%                       26,546                                                    --------------

                                                                   TOTAL NET ASSETS - 100.0%                      $      26,791
Common Stocks - Technology                                                                                        ==============
Internet Related - 0.0%
VelocityHSI, Inc.*                        1,896              2     * Non-income producing security
                                                 --------------

Total Common Stocks - 99.1%
(cost - $24,143)                                        26,548

              See accompanying notes to the financial statements

                                 REIT Index Fund
                              Financial Highlights

                                                         Year          Year           Year
                                                         ended         ended         ended
Selected per share data                                10/31/00      10/31/99       10/31/98
                                                    -------------  ------------   ------------
Net asset value, beginning of period..............  $       10.08         11.42          13.69

Income (loss) from investment operations:
     Net investment income........................           0.63          1.11           0.68
     Net realized and unrealized gain (loss) .....           0.97         (1.79)         (2.40)
                                                    -------------  ------------   ------------
Total income (loss) from investment operations....           1.60         (0.68)         (1.72)

Less distributions:
     Dividends from net investment income.........           1.10          0.66           0.46
     Distributions from net realized gain.........           0.00          0.00           0.09
                                                    -------------  ------------   ------------
Total distributions...............................           1.10          0.66           0.55
                                                    -------------  ------------   ------------

Net asset value, end of period....................  $       10.58         10.08          11.42
                                                    =============  ============   ============

Total return......................................         17.62%        (6.31%)       (13.27%)
                                                    =============  ============   ============

Ratios and supplemental data:
Net assets, end of period (in thousands)..........  $      26,791        23,687         60,990
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..          0.44%         0.27%          0.24%
     Expenses, before waivers and reimbursements..          0.81%         0.77%          0.74%
     Net investment income, net of waivers
          and reimbursements......................          6.23%         5.47%          4.80%
     Net investment income, before waivers
          and reimbursements......................          5.86%         4.97%          4.30%
Portfolio turnover rate...........................            19%           33%            50%

----------------------------------------------------------------------------------------------

              See accompanying notes to the financial statements

                                 REIT Index Fund
                        Financial Highlights (continued)

                                                                       Year         09/03/96
                                                                       ended        through
Selected per share data                                              10/31/97       10/31/96
                                                                  -------------  -------------
Net asset value, beginning of period............................  $       10.44          10.00

Income from investment operations:
     Net investment income......................................           0.41        0 10***
     Net realized and unrealized gain...........................           2.99           0.34
                                                                  -------------  -------------
Total income from investment operations.........................           3.40           0.44

Less distributions:
     Dividends from net investment income.......................           0.15           0.00
     Distributions from net realized gain.......................           0.00           0.00
                                                                  -------------  -------------
Total distributions.............................................           0.15           0.00
                                                                  -------------  -------------

Net asset value, end of period..................................  $       13.69          10.44
                                                                  =============  =============

Total return....................................................         32.78%        4 40%**
                                                                  =============  =============

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $      99,899         25,690
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements................          0.51%         1.20%*
     Expenses, before waivers and reimbursements................          0.82%         1.20%*
     Net investment income, net of waivers and reimbursements...          4.42%         5.97%*
     Net investment income, before waivers and reimbursements...          4.11%         5.97%*
Portfolio turnover rate.........................................            22%             0%

---------------------------------------------------------------------------------------------

* Annualized
** Not annualized
*** Calculated based on average shares outstanding throughout the period.

              See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of four Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, and the REIT Index Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund.

                                    Aon Funds
                        Notes to the Financial Statements

    d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                       .10%
Government Securities Fund              .10%
Asset Allocation Fund                   .25%
REIT Index Fund                         .10%

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                       1.00%
Government Securities Fund              1.50% of the first $30 million;
                                        and 1.25% in excess of $30 million
Asset Allocation Fund                   1.25%
REIT Index Fund                         1.50% of the first $30 million;
                                        and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of .05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the period ended October 31, 2000 the Trust incurred expenses totaling $57,832 for compensation of unaffiliated trustees.

                                    Aon Funds
                        Notes to the Financial Statements

4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The REIT Index Fund has capital loss carryovers of $79,104 for the year ended October 31, 1998, $5,454,201 for the year ended October 31, 1999 and $312,627 for the year ended October 31, 2000 and the Government Securities Fund has a capital loss carryover of $8,984,903 for the year ending October 31, 2000 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2006, 2007 and 2008 respectively.


At October 31, 2000, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                             $          1,389,185
    Government Securities Fund                    $            171,126
    Asset Allocation Fund                         $            155,902
    REIT Index Fund                               $             24,717

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 2000 were as follows:

                                                 Government             Asset                REIT
    In Thousands                                 Securities          Allocation              Index
                                                    Fund                Fund                 Fund
                                             -------------------  ------------------   ------------------
    Gross unrealized appreciation            $            1,995              40,693                3,745
    Gross unrealized depreciation                        (1,791)            (10,270)              (1,686)
                                             -------------------  ------------------   ------------------

Net unrealized appreciation                  $              204              30,423                2,059
                                             ===================  ==================   ==================

5. Investments

Investment transactions for the period ended October 31, 2000, including maturities and excluding short-term investments, were as follows:

                                                                    Proceeds
    In Thousands                                Purchases           from sales
                                            -------------------  ------------------
    Government Securities Fund              $          220,617             234,054
    Asset Allocation Fund                   $          112,687             102,917
    REIT Index Fund                         $            5,829               4,563

                                    Aon Funds
                        Notes to the Financial Statements


6. Capital Share Transactions

Capital stock transactions were as follows:

                                                        Money Market                        Government Securities
In thousands                                                Fund                                     Fund
                                                Shares               Amount              Shares               Amount
                                           ------------------  -------------------  ------------------   ------------------
Balance at October 31, 1998                          693,667   $          693,667              14,092    $         145,715

    Shares sold                                    7,682,976            7,682,976               1,639               17,389
    Dividend reinvestments                            22,647               22,647               1,338               13,958
                                           ------------------  -------------------  ------------------   ------------------
    Total issued                                   7,705,623            7,705,623               2,977               31,347
    Shares redeemed                               (7,254,448)          (7,254,448)             (1,432)             (14,460)
                                           ------------------  -------------------  ------------------   ------------------
    Net change in shares                             451,175              451,175               1,545               16,887
                                           ------------------  -------------------  ------------------   ------------------

Balance at October 31, 1999                        1,144,842            1,144,842              15,637              162,602

    Shares sold                                    8,181,724            8,181,724               4,379               42,629
    Dividend reinvestments                            47,693               47,693               1,092               10,508
                                           ------------------  -------------------  ------------------   ------------------
    Total issued                                   8,229,417            8,229,417               5,471               53,137
    Shares redeemed                               (7,988,616)          (7,988,616)             (3,446)             (33,337)
                                           ------------------  -------------------  ------------------   ------------------
    Net change in shares                             240,801              240,801               2,025               19,800
                                           ------------------  -------------------  ------------------   ------------------

Balance at October 31, 2000                        1,385,643   $        1,385,643              17,662    $         182,402
                                           ==================  ===================  ==================   ==================

                                            Asset Allocation                           REIT Index
                                                 Fund                                     Fund
                                                Shares               Amount              Shares               Amount
                                           ------------------  -------------------  ------------------   ------------------

Balance at October 31, 1998                           13,337              179,855               5,340               59,114

    Shares sold                                          777               13,415               1,039               11,301
    Dividend reinvestments                               270                4,659                 321                3,441
                                           ------------------  -------------------  ------------------   ------------------
    Total issued                                       1,047               18,074               1,360               14,742
    Shares redeemed                                   (5,052)             (86,312)             (4,351)             (46,551)
                                           ------------------  -------------------  ------------------   ------------------
    Net change in shares                              (4,005)             (68,238)             (2,991)             (31,809)
                                           ------------------  -------------------  ------------------   ------------------

Balance at October 31, 1999                            9,332              111,617               2,349               27,305

    Shares sold                                        4,538               78,568               1,143               11,778
    Dividend reinvestments                             1,565               26,083                 277                2,523
                                           ------------------  -------------------  ------------------   ------------------
    Total issued                                       6,103              104,651               1,420               14,301
    Shares redeemed                                   (4,469)             (76,552)             (1,237)             (12,261)
                                           ------------------  -------------------  ------------------   ------------------
    Net change in shares                               1,634               28,099                 183                2,040
                                           ------------------  -------------------  ------------------   ------------------

Balance at October 31, 2000                           10,966   $          139,716               2,532    $          29,345
                                           ==================  ===================  ==================   ==================

                                    Aon Funds
                        Notes to the Financial Statements

7. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the period ending October 31, 2000, were as follows:

                                                            Contracts            Premiums
                                                        -------------------  ------------------
    Options outstanding, beginning of period                             0   $               0
    Options written                                                  2,900           1,448,802
    Options exercised                                               (1,200)           (703,409)
    Options expired                                                   (550)           (144,004)
    Options closed                                                  (1,150)           (601,389)
    Options assigned                                                     0                   0
                                                        -------------------  ------------------

    Options outstanding, end of period                                   0   $               0
                                                        ===================  ==================